Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset [Abstract]
Schedule of Carrying Value of the Intangible Asset

The table below summarizes the carrying value of the intangible asset:

Balance at January 1, 2023	$4,717
Loss on impairment of intangible asset	(1,042)
Amortization of intangible asset	(486)

Balance at December 31, 2023	$3,189
Loss on impairment of intangible asset	(1,344)
Amortization of intangible asset	(366)

Balance at December 31, 2024	$1,479

Loss on impairment of intangible asset	(115)
Amortization of intangible asset	(194)

Balance at December 31, 2025	$1,170